Interest-bearing liabilities - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	€ 5,715	€ 6,640
Cash flows	(184)	(1,203)
Changes in foreign exchange rates	21	56
Changes in fair value	(39)	(63)
Net additions	242	296
Other	10	(11)
Liabilities arising from financing activities, ending balance	5,765	5,715
Long-term interest bearing liabilities
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	4,537	5,015
Cash flows	(1)	(923)
Changes in foreign exchange rates	69	122
Changes in fair value	(282)	(53)
Reclassification between long-term and short-term	(84)	380
Other	10	(4)
Liabilities arising from financing activities, ending balance	4,249	4,537
Short-term interest-bearing liabilities
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	116	561
Cash flows	27	(67)
Changes in foreign exchange rates	1	2
Reclassification between long-term and short-term	84	(380)
Liabilities arising from financing activities, ending balance	228	116
Derivatives held to hedge long-term borrowings
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	53	154
Cash flows	7	13
Changes in foreign exchange rates	(57)	(104)
Changes in fair value	243	(10)
Liabilities arising from financing activities, ending balance	246	53
Lease liabilities
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	1,009	910
Cash flows	(217)	(226)
Changes in foreign exchange rates	8	36
Net additions	242	296
Other		(7)
Liabilities arising from financing activities, ending balance	€ 1,042	€ 1,009